20. Regulatory Capital Requirements (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Company [Member]
Common equity tier 1 capital to risk-weighted assets amount		$ 59,523	$ 55,690
Common equity tier 1 capital to risk-weighted assets ratio		12.75%	12.34%
Tier I capital to risk-weighted assets amount		$ 59,523	$ 55,690
Tier I capital to risk-weighted assets ratio		12.75%	12.34%
Total capital to risk-weighted assets amount		$ 65,005	$ 61,012
Total capital to risk-weighted assets ratio		13.93%	13.52%
Tier I capital to average assets amount		$ 59,523	$ 55,690
Tier I capital to average assets ratio		9.05%	9.17%
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount		$ 21,003	$ 20,304
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio		4.50%	4.50%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount		$ 28,004	$ 27,072
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio		6.00%	6.00%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount		$ 37,338	$ 36,096
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio		8.00%	8.00%
Tier I capital to average assets Minimum for capital adequacy purposes amount		$ 26,304	$ 24,305
Tier I capital to average assets minimum for capital adequacy purposes ratio		4.00%	4.00%
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions amount
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio
Bank
Common equity tier 1 capital to risk-weighted assets amount		$ 58,920	$ 55,120
Common equity tier 1 capital to risk-weighted assets ratio		12.64%	12.23%
Tier I capital to risk-weighted assets amount		$ 58,920	$ 55,120
Tier I capital to risk-weighted assets ratio		12.64%	12.23%
Total capital to risk-weighted assets amount		$ 64,401	$ 60,443
Total capital to risk-weighted assets ratio		13.82%	13.42%
Tier I capital to average assets amount		$ 58,920	$ 55,120
Tier I capital to average assets ratio		8.97%	9.08%
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount		$ 20,972	$ 20,274
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio		4.50%	4.50%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount		$ 27,963	$ 27,032
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio		6.00%	6.00%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount		$ 37,284	$ 36,043
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio		8.00%	8.00%
Tier I capital to average assets Minimum for capital adequacy purposes amount		$ 26,279	$ 24,281
Tier I capital to average assets minimum for capital adequacy purposes ratio		4.00%	4.00%
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	[1]	$ 30,293	$ 29,285
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	[1]	6.50%	6.50%
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	[1]	$ 37,284	$ 36,043
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	[1]	8.00%	8.00%
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	[1]	$ 46,605	$ 45,054
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	[1]	10.00%	10.00%
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions amount	[1]	$ 32,849	$ 30,351
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio	[1]	5.00%	5.00%

[1]	Applicable to banks, but not bank holding companies.